Debt	12 Months Ended
Dec. 31, 2023
Borrowings, by type [abstract]
Debt
16. Debt

	December 31, 2023	December 31, 2022
Senior notes due 2029, net of unamortized transaction fees of $5,325 (2022 – $6,077) and initial redemption option of $3,652	$498,326	$498,090
Redemption option derivative asset	(5,635)	(3,676)
Term Facility commercial loans, net of unamortized transaction fees of $15,490	100,890	—
Term Facility RRF loans, net of unamortized transaction fees of $6,037	39,209	—
Term Facility revolving VAT facility	3,269	—
	$636,059	$494,414

	2023		2022
	Senior notes due 2029	Term Facility	Senior notes due 2029

Balance beginning of year	$494,414	$—	$489,763

Financing cash flows related to debt:
Proceeds from Term Facility commercial loans	—	114,602	—
Proceeds from Term Facility RRF loans	—	52,136	—
Proceeds from Term Facility revolving VAT facility	—	14,588	—
Repayment of Term Facility revolving VAT facility	—	(11,328)	—
Interest paid	(31,250)	(3,655)	(31,250)
Debt transaction costs	—	(22,084)	—
Total financing cash flows related to debt	$(31,250)	$144,259	$(31,250)

	$463,164	$144,259	$458,513

Non-cash changes recorded in debt:
Interest incurred	31,486	4,526	31,472
Change in fair value of redemption option derivative asset relating to senior notes due 2029	(1,959)	—	4,429
Recording RRF loans at fair value on initial recognition	—	(8,016)	—
Foreign exchange losses	—	2,599	—
Balance end of year	$492,691	$143,368	$494,414
16. Debt (continued)
(a) Skouries Project Financing Facility ("Term Facility")
On April 5, 2023, the Company completed the €680,400 Term Facility for the development of the Skouries project in Northern Greece. The Term Facility includes €200,000 of funds from the Greek Recovery and Resilience Facility (the "RRF"). The Term Facility also provides a €30,000 revolving credit facility to fund reimbursable value added tax ("VAT") expenditures relating to the Skouries project. The project financing further includes, in addition to the Term Facility, a Contingent Overrun Facility for an additional 10% of capital costs, funded by the lenders and Hellas Gold Single Member S.A. ("Hellas") in the same proportion as the Term Facility. The Term Facility is non-recourse to Eldorado Gold Corporation and is secured by the Skouries project and the Hellas operating assets.
The Company's equity commitment for the project is backstopped by a letter of credit in the amount of €126,211 ($139,463) as at December 31, 2023, issued under the Company's $250,000 amended and restated fourth senior secured credit facility (the "Fourth ARCA") (Note 16(c)). The letter of credit will be reduced Euro for Euro as the Company invests further in the Skouries project.
The Term Facility includes the following components:
i.€480,400 commercial loans at a variable interest rate comprised of six-months EURIBOR plus a fixed margin, with 70% of the variable rate exposure economically hedged through an interest rate swap for the term of the facility (Note 27(e)).
ii.€100,000 initial RRF loans at a fixed interest rate of 3.04% for the term of the facility.
iii.€100,000 additional RRF loan at a fixed interest rate of 4.06% for the term of the facility.
In the year ended December 31, 2023, the Company completed four drawdowns on the Term Facility totalling €153,236 ($166,738), including €105,322 ($114,602) of commercial loans and €47,914 ($52,136) from the RRF loans. Additionally, during the year ended December 31, 2023, the Company completed drawdowns on the VAT revolving credit facility totalling €13,464 ($14,588) and repaid €10,505 ($11,328).
In April 2023, in accordance with the requirements of the Term Facility, the Company entered into a secured hedging program including gold and copper commodity swaps, an interest rate swap and U.S. dollar to Euro forward contracts (Note 27(d),(e),(f)).
Drawings from the Term Facility will continue on a periodic basis through the earlier of March 31, 2026, or three months following completion of the Skouries project. There is a deferral option, which if exercised, will extend drawings from the Term Facility through the earlier of August 26, 2026, or three months following completion of the Skouries project.
Repayment of the commercial loans, the RRF loans, and the Contingent Overrun Facility will commence on June 30, 2026, with 14 semi-annual installments, through to December 31, 2032. If the deferral option is exercised, repayment will commence on December 31, 2026, with 13 semi-annual installments, through to December 31, 2032.
Proceeds from the VAT Facility will be drawn and repaid on a revolving basis, with a maturity date of the earlier of June 30, 2027, or 18 months following completion of the Skouries project.
The Term Facility contains a number of standard financial covenants, including debt service and leverage ratios. The Company is in compliance with its covenants as at December 31, 2023.
As at December 31, 2023, €86,781 ($95,893) of cash and cash equivalents are proceeds from the Term Facility and are designated for the use of constructing the Skouries project and to fund reimbursable VAT expenditures relating to the Skouries project.
16. Debt (continued)
(b) Senior Notes
On August 26, 2021, the Company completed an offering of $500 million senior unsecured notes with a coupon rate of 6.25% due September 1, 2029 (the “senior notes”). The senior notes pay interest semi-annually on March 1 and September 1, which began on March 1, 2022.
The senior notes are guaranteed by Eldorado Gold (Netherlands) B.V., SG Resources B.V., Tuprag Metal Madencilik Sanayi ve Ticaret AS, and Eldorado Gold (Québec) Inc., all wholly-owned subsidiaries of the Company.
The senior notes are redeemable by the Company in whole or in part, for cash:
i.At any time prior to September 1, 2024, at a redemption price equal to 100% of the aggregate principal amount of the senior notes, accrued and unpaid interest and a premium at the greater of 1% of the principal value of the notes to be redeemed, or the present value of remaining interest to September 1, 2024, discounted at the treasury yield plus 50 basis points.
ii.At any time prior to September 1, 2024, up to 40% of the original aggregate principal amount of the senior notes with the net cash proceeds of one or more equity offerings at a redemption price equal to 106.25% of the aggregate principal amount of the senior notes redeemed, plus accrued and unpaid interest.
iii.On and after the dates provided below, at the redemption prices, expressed as a percentage of principal amount of the notes to be redeemed, set forth below, plus accrued and unpaid interest on the senior notes:
September 1, 2024     103.125%
September 1, 2025     101.563%
September 1, 2026 and thereafter     100.000%
The redemption features described above constitute an embedded derivative which was separately recognized at its fair value of $4,806 on initial recognition of the senior notes and recorded in other assets. The embedded derivative is classified as fair value through profit and loss. The increase in fair value in the year ended December 31, 2023 is $1,959, which is recognized in finance costs (Note 18(b)).
The senior notes contain covenants that restrict, among other things, distributions in certain circumstances and sales of certain material assets, in each case, subject to certain conditions. The Company is in compliance with these covenants at December 31, 2023.
The fair market value of the senior notes as at December 31, 2023 is $471,600.
16. Debt (continued)
(c) Senior Secured Credit Facility
On October 15, 2021, the Company executed a $250 million amended and restated fourth senior secured credit facility (the "Fourth ARCA") with an option to increase the available credit by $100 million through the accordion feature, and with a maturity date of October 15, 2025. The Fourth ARCA replaced a $450 million amended and restated senior secured credit facility (the "third amended and restated credit agreement" or "TARCA").
The Fourth ARCA contains covenants that restrict, among other things, the ability of the Company to incur additional unsecured indebtedness except in compliance with certain conditions, incur certain lease obligations, make distributions in certain circumstances, or sell material assets. Significant financial covenants include a minimum Earnings before Interest, Taxes, Depreciation and Amortization (“EBITDA”) to interest ratio and a maximum debt net of unrestricted cash ("net debt") to EBITDA ratio ("net leverage ratio"). The Company is in compliance with its covenants as at December 31, 2023.
The Fourth ARCA is secured on a first lien basis by a general security agreement from the Company, including the real property of the Company and Eldorado Gold (Québec) Inc. in Canada, as well as the shares of each of SG Resources B.V., Tüprag, Eldorado Gold (Netherlands) BV and Eldorado Gold (Québec) Inc., all wholly owned subsidiaries of the Company.
Under the Fourth ARCA, the revolving credit facility bears interest at the Secured Overnight Financing Rate ("SOFR") loan rate plus a SOFR adjustment of 0.10% for a one month’s duration, 0.15% for a three-months’ duration, and 0.25% for a six-months’ duration for amounts drawn, plus a margin of 2.125% - 3.25% for amounts drawn. The undrawn portion of the facility incurs standby fees of 0.47813% - 0.73125% while the letters of credit not secured under the revolving credit facility bear interest at 0.90% - 1.33%. In each case, interest or fees are dependent on a net leverage ratio pricing grid.
In September 2022, the Fourth ARCA was amended to, replace the London Inter-Bank Offered Rate with a benchmark rate based on the SOFR; permit the revolving credit facility to be used to provide a bank-issued letter of credit ("Project Letter of Credit") in favour of the lenders under the Term Facility; and introduce Euro availability for the Project Letter of Credit.
As at December 31, 2023 the Company’s current interest charges and fees are as follows: SOFR loan rate plus a SOFR adjustment of 0.10% for a one month’s duration, 0.15% for a three-months’ duration, and 0.25% for a six-months’ duration, plus a margin of 2.125% on any amounts drawn from the revolving credit facility and standby fees of 0.47813% on the available and undrawn portion of the revolving credit facility. The fees on the €126,211 and CDN $426 letters of credit secured by the revolving credit facility are 2.125% plus a fronting fee of 0.25%. The fee on the €58,216 letter of credit secured by the revolving credit facility is 0.90%.
As at December 31, 2023, the Company has letters of credit outstanding in Greece and Canada of €126,211, €58,216 and CDN $426, totaling $204,280 (December 31, 2022 – €58,216 and CDN $426, totaling $62,664). The €58,216 and CDN $426 letters of credit were issued to secure certain obligations in connection with the Company's operations.